Note 30 - Contingent Liability (Details Textual) - BRL (R$) shares in Millions, R$ in Millions		12 Months Ended
	Dec. 29, 2014	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Aug. 31, 2016
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		R$ 60,520.0	R$ 52,450.5
Total provisions		681.6	934.0
Tax contingent liability [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities				R$ 1,100.0
Tax contingent liability [member] | Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		8,300.0	R$ 7,800.0
Estimated financial effect of contingent liabilities, percentage reimbursement			70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		1,600.0	R$ 1,500.0
Tax contingent liability [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		549.4	522.9
Alleged amount expended and deducted incorrectly	R$ 1,300.0
Tax contingent liability [member] | Brazilian Tax authorities [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		616.1	569,600.0
Tax contingent liability [member] | Brazilian Tax authorities [member] | CRBS S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			3,600.0
Tax contingent liability [member] | State of Minas Gerais [member]
Statement Line Items [Line Items]
Tax assessment from tax body					R$ 1,400.0
Tax contingent liability [member] | Rio de Janeiro [member]
Statement Line Items [Line Items]
Tax assessment from tax body		900.0
Tax contingent liability [member] | State of Minas Gerais and Rio de Janeiro [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		5,800.0	4,500.0
Total provisions		6.7
Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		4,071.5	4,417.6
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		6,100.0	4,900.0
Total provisions		44.2	41.6
Legal proceedings contingent liability [member] | Superior Court of Justice and the Brazilian Supreme Court [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		599.7	559.5
Payments for debts, net of tax incentives		271.0
Legal proceedings contingent liability [member] | States of São Paulo, Rio de Janeiro, Minas Gerais and other States [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		1,900.0	1,800.0
Legal proceedings contingent liability [member] | Certain holders of warrants issued by Old Ambev [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		R$ 846.9	761.7
Common shares alleged amount requested		172.8
Legal proceedings contingent liability [member] | Claimants in Canada [member]
Statement Line Items [Line Items]
Plaintiff, amount sought		R$ 3,700.0	3,400.0
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		4,400.0	5,600.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		7,200.0	2,800.0
Legal proceedings contingent liability related to the Integration Programme/Social Security Financing Levy [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		3,100.0	1,500.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		900.0	735.5
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | State of Minas Gerais [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		3,200.0	2,000.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		R$ 1,500.0	R$ 1,500.0